INSURANCE AND UNDERWRITING RESULT, Reinsurance Result (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reinsurance result [Abstract]
Reinsurance result	S/ (391,321)	S/ (460,899)	S/ 0
Reinsurance Contracts [Member]
Reinsurance result [Abstract]
Variation in incurred claim provision - pending Claims - Reinsurance	448,500	317,110
Adjustment changes of incurred claim provision - RA - Reinsurance	(9)	0
Income from reinsurance recoveries	448,491	317,110
Premiums assigned to the reinsurance period	(839,812)	(778,009)
Expenses for assigning the premiums paid to the reinsurer	(839,812)	(778,009)
Reinsurance result	S/ (391,321)	S/ (460,899)